Leasehold Improvements and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Leasehold Improvements and Equipment [Abstract]
Leasehold improvements and equipment	$ 130,629	$ 83,662
Purchased assets	159,908	564,333
Disposed assets	33,217
Certain loans acquired In transfer accounted carrying amount net	$ 249,905		$ 281,875